Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

For its condensed consolidated financial statements as of June 30, 2025 and for the period then ended, the Company evaluated subsequent events through the date on which those condensed consolidated financial statements were issued. Other than the items noted below and in Note 10, there were no subsequent events identified for disclosure as of the date the condensed consolidated financial statements were available to be issued.

Correction for Missed Warrants. — Subsequent to the closing of the August 15, 2025 PIPE offering, and after consultation with Roth Capital Partners, LLC we provided warrants to Roth to purchase up to 12,160 shares of our common stock with an exercise price of $13.16 per share. These warrants were due to be issued to Roth based on a representation agreement in place related to the 2022 Convertible Notes in which we owed Roth warrants equal to 8% of the amount of cash and warrant proceeds they helped us raise (see more info related to the 2022 Convertible Notes herein). The calculation was derived by dividing the amount owed ($160,000) by the anticipated exercise price at the time ($7.50 per share), and then adjusting for the .57-for-1 reverse stock split approved by the Board and stockholders in May 2024.

Private Placement of Common Stock (Private Investment in Public Equity) — On August 15, 2025, the Company closed on a private placement to institutional and accredited investors and sold pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 370,378,890 shares of common stock at a purchase price of $0.6042 per Pre-Funded Warrant, for an aggregate purchase price of $223.8 million, before deducting placement agent fees and other offering expenses (the “PIPE”). Of the total $223.8 million purchase price for the Pre-Funded Warrants, $35.5 million was paid in cash, $59.5 million was paid in the cryptocurrency stablecoin commonly referred to as USDC (“USDC”), based on a purchase price of $1.00 per USDC, and $128.8 million was paid in $IP tokens, which were valued for purposes of such offering at (i) $5.2413 (representing a 20% discount from the closing price of $IP tokens on August 8, 2025 as reported by CoinMarketCap.com) in the case of the Story Core Contributors (as defined in the subscription agreements for the offering), (ii) $3.40 (representing an approximately 48% discount from the closing price of $IP tokens on August 8, 2025 as reported by CoinMarketCap.com) in the case of Story Foundation, or (iii) $6.5516 (the reported closing price of $IP tokens on August 8, 2025 as reported by CoinMarketCap.com) in the case of all other purchasers. No gain was recognized on the purchase of these $IP Tokens, due to restrictions on transfer and lock-up agreements covering such $IP Tokens, which provides that cost basis accounting be used rather than fair value accounting. A gain of $66,039,843 was recorded to paid in capital in conjunction with the PIPE.

The $IP Tokens acquired in conjunction with the PIPE are subject to restrictions on transfer and lock-up agreements for 12 to 60 months.

In connection with the closing of the offering of Pre-Funded Warrants, the Company entered into exchange agreements with all but two holders of our Series B Preferred Stock. See Series B Preferred Stock below.

Included among the purchasers in the Offering were Story Foundation, who purchased Pre-Funded Warrants to purchase 107,781,820 shares of Common Stock; Justin Stiefel, Chairman and Chief Executive Officer of the Company, who purchased Pre-Funded Warrants to purchase 3,309,615 shares of Common Stock; and Andrew Varga, a director of the Company, who purchased Pre-Funded Warrants to purchase 300,000 shares of Common Stock.

The Company intends to use (a) up to $4.0 million of the net proceeds from the Offering for general corporate purposes initiated after the closing, (b) up to $0.6 million for pre-existing working capital commitments or obligations, and (c) at least $80.0 million to purchase $IP Tokens from Story Foundation at a price per $IP Token of $3.40 (as discussed below). The balance of the net proceeds will be used to purchase or otherwise acquire $IP Tokens and for the establishment of the Company’s cryptocurrency treasury operations to the extent consistent with the Company’s investment policy as amended or otherwise modified from time to time. The Company shall not use more than $7.0 million of such proceeds: (i) for the satisfaction of any portion of the Company’s debt (other than payment of trade payables in the ordinary course of the Company’s business and prior practices), (ii) for the redemption of any Common Stock or (iii) for the settlement of any outstanding litigation. In connection with the announcement of the Offering, the Company announced the launch of its digital asset treasury reserve strategy, to be effective upon the closing of the Offering, pursuant to which the Company plans to use $IP Tokens as its primary treasury reserve asset on an ongoing basis. The is no assurance that the Company will be able to close on this transaction, or that if it does close the transaction, that it will be with substantially the same terms as described herein. If the transaction closes, the Company will disclose the final details in a related 8-K filing.

In conjunction with the Offering, in July 2025, the Company negotiated terms with a number of secured and unsecured creditors, whereby, the Company agreed to pay agreed to pay cash and or equity, in settlement of amounts owed to such obligees (as discussed in more detail below).

In conjunction with the Offering, subsequent to June 30, 2025, the Company purchased $80.0 million of $IP Tokens from Story Foundation at a price per $IP Token of $3.40 (as discussed above) that are subject to restrictions on transfer and lock-up agreements for 12 to 60 months as follows:

•        $35,271,353 of $IP Tokens for $21,000,000 in cash on August 18, 2025 at a price per $IP Token of $3.40 compared to the market price of $5.7106 per $IP Token, resulting in a gain of $14,271,353 being recorded to other income; and,

•        $99,692,647 of $IP Tokens for $59,000,000 in cash on August 15, 2025 at a price per $IP Token of $3.40 compared to the market price of $5.745 per $IP Token, resulting in a gain of $40,692,647 being recorded to other income.

In conjunction with the Offering, the Company issued: 2,500,000 RSUs on September 25, 2025 to an advisor, vesting in 4 equal installments of 625,000 shares on October 1, 2025, January 1, 2026, April 1, 2026, and July 1, 2026; placement agent warrants in August 2025 to purchase 4,307,289 shares of common stock at $0.01 per share, expiring August 15, 2030, representing 3% of the number of the securities issued in the Offering; and advisor warrants in August, 2025, to purchase common stock at $0.01 per share that expire August 10, 2030 as follows:

•        Tranche 1 — 3,875,000 warrants vesting the earlier of when the closing price of the common stock equals or exceeds a price of $1.00 per share or 3 months from the issue date of the warrant;

•        Tranche 2 — 4,075,000 warrants vesting the earlier of when the closing price of the common stock equals or exceeds a price of $1.50 per share or 6 months from the issue date of the warrant;

•        Tranche 3 — 4,300,000 warrants vesting the earlier of when the closing price of the common stock equals or exceeds a price of $2.00 per share or 6 months from the issue date of the warrant; and,

•        Tranche 4 — 5,250,000 warrants vesting monthly over 12 months from September 18, 2025.

Issuer shall have the option, with input from Foundation Investor on timing and amount, on the use of its currently registered and effective ELOC to raise capital for debt reduction and other corporate purpose related to its business.

Series B Preferred Stock — In conjunction with the August 15, 2025 Offering discussed above, we entered into exchange agreements with all but two holders of our Series B Preferred Stock pursuant to which we exchanged 629,873 shares of Series B Preferred Stock that were convertible into 17,897,336 shares of common stock for (i) 894,856 shares of common stock; (ii) warrants with an exercise price of $0.01 per share that are exercisable to purchase an aggregate of 8,948,676 shares of common stock at the earlier of (a) the date on which our common stock closes at $1.50 per share or higher during a regular trading day or (b) on the three-month anniversary of the warrant issuance date; and (iii) warrants with an exercise price of $0.01 per share that are exercisable to purchase an aggregate of 8,053,804 shares of common stock at the earlier of (a) the date on which our common stock closes at $2.00 per share or higher during a regular trading day or (b) on the six-month anniversary of the warrant issuance date. Of the shares of Series B Preferred Stock that was exchanged for common stock and warrants, 299,543 shares of Series B Preferred Stock that were convertible into 8,635,864 shares of common stock were exchanged by a related party for (i) 431,791 shares of common stock; (ii) warrants with an exercise price of $0.01 per share that are exercisable to purchase an aggregate of 4,317,934 shares of common stock at the earlier of (i) the date on which our common stock closes at $1.50 per share or higher during a regular trading day or (ii) on the three-month anniversary of the warrant issuance date; and (iii) warrants with an exercise price of $0.01 per share that are exercisable to purchase an aggregate of 3,886,139 shares of common stock at the earlier of (i) the date on which our common stock closes at $2.00 per share or higher during a regular trading day or (ii) on the six-month anniversary of the warrant issuance date. (See also Note 7.)

In conjunction with the August 15, 2025 Offering discussed above, the Company also negotiated restructurings and settlement agreements with outstanding secured notes and unsecured payables as discussed in more detail below.

Negotiated Restructurings and Settlement Agreements with Outstanding Secured Notes and Unsecured Payables — In July 2025, the Company negotiated terms with its secured notes payable creditor and a number of its unsecured creditors (the “Negotiated Settlements”), whereby, contingent and effective only upon the occurrence of: a) the closing of a financing transaction between the Company and third party private investors in excess of $75 million dollars and involving a tradable cryptocurrency, token or other similar digital asset (the “Trigger Date”); b) the approval of Company’s stockholders of such transaction at a duly called Special Meeting; and c) effectiveness of a registration statement related to such transaction filed with the Securities and Exchange Commission in accordance with the Securities Act of 1933, as amended, that the Company will pay agreed upon cash amounts due to the respective obligees, as agreed, in cash and or equity, in settlement of amounts owed to such obligees. The equity portion of the Negotiated Settlements is in the form of warrants to purchase common stock at $0.01 per share, exercisable at the earlier of (i) 6-months or (ii) the day following the issue date of the respective warrants on which the closing price of the common stock equals or exceeds $1.50 per share, which were valued based on a Black Scholes valuation (the “Settlement Equity”). The result of the Negotiated Settlements with the secured and unsecured creditors was: a) $10,382,438 of the Company’s secured notes payable as of June 30, 2025 ($12,620,345 as of August 7, 2025, including settlement fees and expenses and additional accrued interest) was negotiated to be settled for $7,046,094 in cash and $2,963,624 of warrants with the remaining $2,610,627 recognized as a gain on settlement in the (third quarter) statement of operations; and, b) an aggregate of $3,792,767 of Settlement Equity (in the form of 4,000,000 warrants) with the remaining $2,635,507 to be recognized as a gain on settlement in the statement of operations; and, c) an aggregate of $3,792,767 of the Company’s unsecured accounts payable as of June 30, 2025 was negotiated to be settled for $1,816,250 in cash, $851,628 in Settlement Equity (in the form of an aggregate of 1,527,820 warrants) with the remaining $1,124,889 (of which $282,037 will be recorded to paid in capital on the balance sheet as it related to capitalized offering costs, and the remaining $842,852 will be recorded on the statement of operations as a gain on settlement) to be recognized in the then current period (third quarter) in the respective expense accounts to which the expenses were originally recorded.

ELOC Agreement — Subsequent to June 30, 2025, an aggregate of 10,525,357 shares of common stock had been sold to the investor under the ELOC Purchase Agreement for aggregate gross proceeds to the Company of $4,087,161.

Exercise of Common Warrants and Prepaid Warrants — Subsequent to June 30, 2025, 100,000 prepaid warrants and 18,796 common warrants were exercised for $1,188, leaving 0 prepaid warrants outstanding and 0 common warrants outstanding (including 0 common warrants outstanding of the related party).

Litigation — CFGI — On January 31, 2025, CFGI, LLC (“CFGI”) commenced a litigation against the Company in the Superior Court, Suffolk County, Massachusetts asserting claims arising under a November 1, 2022 written engagement letter agreement whereby CFGI agreed to provide financial, accounting and tax consulting services to the Company. CFGI contends that it fully performed its obligations under such agreement, but that the parties amended the agreement on or about May 22, 2023 when the Company fell behind in its payments. CFGI alleges further that, while the Company made some payments under the amended agreement, CFGI was then owed approximately $730,000, plus interest. On July 30, 2025, the parties entered into a settlement agreement whereby the Company paid $500,000 in exchange for closing out the balance owed and ending the litigation. (See Note 10.) See also Negotiated Restructurings and Settlement Agreements with Outstanding Secured Notes and Unsecured Payables above for additional details.

Litigation — Thinking Tree Dissenter — On April 16, 2025, Kaylon McAlister, a former co-founder of Thinking Tree Spirits, filed suit in the Circuit Court of Oregon against Thinking Tree Spirits and the Company seeking $470,000 under the Oregon dissenter rights statute, plus interest. While we are reviewing the matter, we believe the amount being sought is without merit and grossly overinflates the value of the enterprise, and we intend to vigorously defend this matter. Further, we believe we have counterclaims against the plaintiff for actions taken by him before, during and after the closing of the acquisition transaction that adversely effected the valuation of the acquisition and the Company’s investment in Thinking Tree Spirits. The parties reached agreement dated August 4, 2025, whereby the dissenter relinquished his claims in exchange for $140,000, ending the matter. (See also Note 10.)

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock (which occurred on November 25, 2024). (See Note 5.) Subsequent to June 30, 2025, the Company paid $236,907 of the deferred compensation, leaving a balance of $233,547 remaining to be paid. During the six months ended June 30, 2025 certain senior level employees elected to defer an additional $79,275 of their salary, resulting in $470,454 remaining to be paid as of June 30, 2025. Subsequent to June 30, 2025, the Company paid $236,907 of the deferred compensation, leaving a balance of $233,547 remaining to be paid. (See also Note 7.)

Results of Special Shareholder Meeting — At a Special Meeting of Stockholders held on September 18, 2025, the Company’s stockholders approved all of the proposals on the agenda related to the Company’s previously announced private placement financing transaction, and other actions, including:

•        the issuance of pre-funded warrants and shares of common stock upon the exercise of pre-funded warrants issued pursuant to subscription agreements between certain accredited or institutional investors and the Company related to the PIPE discussed above;

•        the issuance of shares of common stock, restricted stock unit awards, and shares of common stock upon the exercise of warrants issued pursuant to advisory agreements between certain advisors and the Company related to the PIPE discussed above;

•        an amendment to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to increase the number of authorized shares of capital stock from 495,000,000 shares to 995,000,000 shares;

•        an amendment to the Certificate of Incorporation to effect a reverse stock split of the Company’s common stock at a reverse stock split ratio ranging from 1:5 to 1:20, without reducing the authorized number of shares of common stock, and to authorize the Board to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock split, without further approval or authorization of the Company’s stockholders; and,

•        an amendment to the Company’s 2024 Equity Incentive Plan, as amended, to increase the shares available for issuance under the 2024 Plan from 5,000,000 shares to 35,000,000 shares.

Rebranding and change in Ticker Symbol — In September 2025, the Company rebranded as “IP Strategy,” reflecting its evolution into a public-market vehicle centered on the accumulation of $IP tokens, the native cryptocurrency of the Story Network. In connection with the rebranding, the Company’s Nasdaq ticker symbol was changed from “CASK” to “IPST,” and commenced trading under the new symbol at the market open on September 22, 2025.

NOTE 17 — SUBSEQUENT EVENTS

For its consolidated financial statements as of December 31, 2024 and for the period then ended, the Company evaluated subsequent events through the date on which those financial statements were issued. Other than the items noted below, there were no subsequent events identified for disclosure as of the date the financial statements were available to be issued.

The Underwriting Agreement and the related warrants granted to the Underwriter equal 5% of the total proceeds raised in the Company’s November 25, 2024 $6,875,000 initial public offering, at an exercise price equal to the offering price, or warrants for 84,377 shares at $4.00 per share (the “Underwriter Warrants”). The number of Underwriter Warrants may increase by up to 15% (to warrants for 97,034 shares at $4.00 per share) if the Underwriter elects to utilize the overallotment rights of the Offering. As of April 28, 2025, the underwriter had not elected to utilize the overallotment rights or exercise any Underwriter Warrants.

Litigation — CFGI — On January 31, 2025, CFGI, LLC (“CFGI”) commenced a litigation against the Company in the Superior Court, Suffolk County, Massachusetts asserting claims arising under a November 1, 2022 written engagement letter agreement whereby CFGI agreed to provide financial, accounting and tax consulting services to the Company. CFGI contends that it fully performed its obligations under such agreement, but that the parties amended the agreement on or about May 22, 2023 when the Company fell behind in its payments. CFGI alleges further that, while the Company made some payments under the amended agreement, CFGI is currently owed approximately $730,000, plus interest.

The Company’s response to the complaint was due on or before April 21, 2025 but has been extended by two weeks as the Company is in active negotiations with CFGI over a payment plan. As of December 31, 2024 the Company had accrued the entire amount payable to CFGI and the Company is in negotiations with CFGI on payment terms that will allow the Company to pay the amounts due to CFGI over time. (See also Note 13.)

Litigation — Thinking Tree Dissenter — On April 16, 2025, Kaylon McAlister, a former co-founder of Thinking Tree Spirits, filed suit in the Circuit Court of Oregon against Thinking Tree Spirits and the Company seeking $470,000 under the Oregon dissenter rights statute, plus interest. While we are reviewing the matter, we believe the amount being sought is solely without merit and grossly overinflates the value of the enterprise, and we intend to vigorously defend this matter. Further, we believe we have counterclaims against the plaintiff for actions taken by him before, during and after the closing of the acquisition transaction that further effected the valuation of the acquisition and adversely affected the Company’s investment in Thinking Tree Spirits. (See also Note 13).

ELOC Agreement — On January 23, 2025, the Company entered into an agreement for an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with an investor (the “Investor”). Pursuant to the ELOC Purchase Agreement, upon the effectiveness of a related Registration Statement (the “ELOC Registration Statement”) (which was subsequently filed on January 24, 2025) the Company and the Investor entered into an equity line of credit purchase agreement whereby the Company will have the right from time to time (at the Company’s option) to direct the Investor to purchase up to $15,000,000 of the Company’s common stock (subject to certain limitations and conditions. (the “ELOC Purchase Agreement”, or the “Facility”). The amount of sales of common stock to the Investor under the ELOC Purchase Agreement (the “ELOC Shares”), and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among others, market conditions, the trading price of the Company’s shares and determinations by the Company regarding the use of proceeds from any sale of such ELOC Shares. The net proceeds from any sales under the Facility will depend on the frequency with, and prices at, which the ELOC Shares are sold to the Investor.

Under the terms of the ELOC Purchase Agreement, within five (5) business days of the close of execution of the documents for this offering the Company will issue prepaid warrants exercisable into $75,000 worth of common stock priced at the VWAP per share for the trading day preceding the date such documents are executed (the “Commitment Warrants”). The Commitment Warrants shall have an exercise price of $0.001 per share and shall not be exercisable if such exercise into common stock, when combined with other common stock owned by Investor, would cause its ownership to exceed 4.99% of the Company’s overall outstanding common stock. Upon exercise of the Commitment Warrants the resulting shares shall be called “Commitment Shares”. The Investor agreed not to sell more of such Commitment Shares in any one trading day than is equal to seven percent (7%) of the total trading volume on the day such Commitment Shares are sold. Such warrants were issued to the Investor as consideration for its entry into the ELOC Purchase Agreement (the “Commitment Warrants”). In February 2025, the Company issued 67,162 Commitment Warrants to the Investor. In February 2025, the Investor exercised the Commitment Warrants for $67.

Pursuant to the ELOC Purchase Agreement, the Investor also agreed to purchase $1,000,000 of the Company’s Series B Preferred Stock, of which $500,000 will be purchased, and the Company will deliver such Series B Preferred Shares, within twenty four (24) hours after the ELOC Registration Statement is filed with the SEC. The second tranche of $500,000 will be purchased, and the Company will deliver such Series B Preferred shares, within three trading days following the date the ELOC Registration Statement is declared effective by the SEC. Each share of Series B Preferred Stock will have a purchase price of $10.00 per share and a stated value of $12.00 per share, will pay dividends at the rate of 15% per annum of the stated value (or $1.80 per share), and will be convertible by the holder at any time following the 90th day following the date of effectiveness of the ELOC Registration Statement. The conversion of Series B Preferred Stock into common stock shall be determined by dividing (a) an amount equal to 110% of the sum of (i) the stated value plus (ii) the amount of all accrued and unpaid dividends, by (b) the Conversion Price. The Conversion Price shall be the fixed price equaling the Volume Weighted Average Price on the trading day preceding the date the documents required for the offering are executed. The Series B Preferred Stock will be subject to redemption by the Company at the Company’s option at any time following the ninety (90) day anniversary such Series B Preferred Stock is acquired, but subject to any restrictions on such redemption in the Company’s credit facilities, at a redemption price equal to the stated value of the Series B Preferred Stock to be redeemed plus any accrued but unpaid dividends thereon. The shares of common stock that could result from any conversion of Series B Preferred Stock are not being registered in the ELOC Registration Statement. Additional shares of the Company’s Series B Preferred Stock may be sold after the date the ELOC Registration Statement becomes effective. As of January 24, 2025, the Conversion Price was fixed at $1.10 per share.

In accordance with the Company’s obligations under the ELOC Purchase Agreement and the Registration Rights Agreement, dated as of January 23, 2025, between the Company and the Investor (the “ELOC Registration Rights Agreement”), the Company is filing the ELOC Registration Statement to register the resale by the Investor of (i) up to $15,000,000 of ELOC Shares (up to 5,000,000 shares of common stock) that the Company may elect, in the Company’s sole discretion, to issue and sell to the Investor, from time to time from and after the Commencement Date under the ELOC Purchase Agreement, and (ii) 67,162 Commitment Shares that would result from the exercise of the Commitment Warrants. Unless earlier terminated, the ELOC Purchase Agreement will remain in effect until the earlier of: (i) January 23, 2028, i.e., the expiry of the 36-month period commencing on the date of the ELOC Purchase Agreement, (ii) the date on which the Investor has purchased the Maximum Commitment Amount (the “Commitment Period”), or (iii) an earlier date mutually agreed upon by both the Company and the Investor in the future.

Under the terms of the ELOC Purchase Agreement, the Investor may not purchase any ELOC Shares under the ELOC Purchase Agreement if such shares, when aggregated with all other shares then beneficially owned by the Investor and its affiliates would result in the Investor beneficially owning shares in excess of 4.99% of the number of the Company’s shares outstanding.

In conjunction with the ELOC Purchase Agreement, on January 23, 2025, the Company’s Board of Directors approved the terms of the ELOC Purchase Agreement and Registration Rights Agreement, the offering of up to 100,000 shares of Series B Preferred Stock, and the filing of the related ELOC Registration Statement for up to 5,000,000 shares of common stock and 67,162 shares of common stock issuable upon the exercise of the related Commitment Warrants. In February 2025, the Investor exercised the Commitment Warrants for $67.

Subsequent to December 31, 2024, through April 28, 2025 an aggregate of 330,014 shares of common stock had been sold to the investor under the ELOC Purchase Agreement for aggregate gross proceeds to the Company of $232,427.

Preferred stock — Series B — Subsequent to December 31, 2024, by written consent dated January 23, 2025 (pursuant to authority conferred upon the Board of Directors by the Company’s second amended and restated certificate of incorporation), the Board of Directors designated 750,000 shares of authorized but unissued Preferred Stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”). The shares of Series B Preferred Stock, par value $0.0001 per share have a Subscription Price of $10 per share and a stated value of $12 per share (the “Series B Stated Value”). The Series B Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Series B Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series B Preferred Stock.

Dividends on the Series B Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series B Preferred Stock have no voting rights except as required by law.

Each share of Series B Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price (equal to the VWAP of the common stock on the trading day immediately preceding the original issuance date or such shares of Series B Preferred Stock). Each share of Series B Preferred Stock will automatically be converted on the 36 month anniversary of the original issuance date into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after the 90 day anniversary or the original issue date of such shares of Series B Preferred Stock, the Company shall have the right to redeem some or all of the outstanding shares of Series B Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series B Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount plus all accrued and unpaid dividends on such shares of Series B Preferred Stock.

Subsequent to December 31, 2024, as of April 28, 2025, the Company had received subscriptions for $2,551,810 (255,181 shares) of Series B Preferred Stock (of which $250,000 was from a related party), including: $392,000 (39,200 shares at a Conversion Price of $0.56 per share of common stock) from the exchange of 700,000 prepaid warrants at a VWAP of $0.56 per prepaid warrant; and $1,150,000 (115,000 shares) from the Investor, of which $1,000,000 (100,000 shares at a Conversion Price of $1.11 per share of common stock) was purchased in January 2025 in conjunction with the execution and registration of the ELOC Purchase Agreement. The Series B Preferred Stock has Conversion Prices ranging from $0.4736 to $1.17 per share of common stock, and a weighted average Conversion Price of $0.741 per share of common stock. An additional 119,207 warrants were issued with the Series B Preferred Stock with a weighted average exercise price of $1.05 per warrant and an additional 327,868 warrants were issued with an exercise price of $0.001 per share. (See Note 9.)

The Series B Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series B Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series B Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series B Preferred Stock liquidation preference as of April 28, 2025 (with 255,181 shares outstanding and a stated value of $3,062,172, and with accrued dividends of $59,189) was $3,433,497.

Prepaid Warrants — Subsequent to December 31, 2024, through April 28, 2025: 1,252,559 Prepaid Warrants (with an exercise price of $0.001 each) were exercised cashlessly for 1,250,777 shares of common stock; and 700,000 prepaid warrants were exchanged for 39,200 shares of Series B Preferred Stock, leaving 1,919,433 prepaid warrants remaining outstanding. (Subsequent to December 31, 2024, through April 28, 2025, the related party exercised 1,117,559 prepaid warrants (with an exercise price of $0.001 each) cashlessly for 1,115,909 shares of common stock, leaving 1,203,783 prepaid warrants outstanding.)

Whiskey Note Shareholder Warrants — On April 1, 2025, the Company issued warrants with an expiration date of April 1, 2028 to purchase 884,159 shares of common stock with an exercise price of $4.00 per share to common shareholders of record who acquired their common stock through the exchange of Whiskey Notes and whose shares were subject to 100% lockup for 6 months post-IPO, as was disclosed as a pending item in the Company’s February 4, 2025 prospectus filed with the commission (the “Whiskey Note Shareholder Warrants”). The Whiskey Note Shareholder Warrants will be exercisable if the warrant holder continuously holds all shares of common stock such holder owned on the date of the Company’s IPO through the date the warrant is exercised, and then only if the common stock attains a specified volume weighted average price of $8.00 per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring. The Company will record the fair value of the Whiskey Note Shareholder Warrants as of the April 1, 2025 grant date based on a Black Scholes option pricing model and Monte Carlo simulation analysis.

Notice from Nasdaq — On April 14, 2025, the Company received a notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”), which indicated that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”), as the Company’s closing bid price for its common stock was below $1.00 per share for the prior thirty (30) consecutive business days.

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180-calendar day compliance period, or until October 13, 2025 (the “Compliance Period”), to regain compliance with the Minimum Bid Price Requirement. During the compliance period, the Company’s shares of Common Stock will continue to be listed and traded on the Nasdaq Capital Market. If at any time during the Compliance Period, the bid price of the Common Stock closes at or above $1.00 per share for a minimum of ten (10) consecutive business days, Nasdaq will provide the Company with written confirmation of compliance with the Minimum Bid Price Requirement and the matter will be closed.

If the Company is not in compliance by October 13, 2025, the Company may be afforded a second 180-calendar day compliance period. To qualify for this additional time, the Company will be required to meet the continued listing requirement for market value of publicly-held shares and all other initial listing standards for the Nasdaq Capital Market with the exception of the Minimum Bid Price Requirement, and will need to provide written notice to Nasdaq of its intent to regain compliance with such requirement during such second compliance period.

If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, or if it appears to Nasdaq’s staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice that the Common Stock will be subject to delisting from the Nasdaq Capital Market. At that time, the Company may appeal any such delisting determination to a Nasdaq hearings panel.

The Company intends to continuously monitor the closing bid price for its Common Stock and is in the process of considering various measures to resolve the deficiency and regain compliance with the Minimum Bid Price Requirement. However, there can be no assurance that the Company will be able to regain or maintain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing standards, that Nasdaq will grant the Company any extension of time to regain compliance with the Minimum Bid Price Requirement or any other Nasdaq listing requirements, or that any such appeal to the Nasdaq hearings panel will be successful, as applicable. (See also Note 13.)